Income Taxes (Tables)	12 Months Ended
May. 31, 2015
Reconciliation of Federal Statutory Income Tax

Reconciliation of the federal statutory income tax rate of 34% to the effective income tax rate is as follows for all periods presented:

	2015	2014
Income tax provision at statutory rate	34.0%	34.0%
State income taxes, net	0.0	0.4
Rate change	(0.6)	(9.6)
Derivative gain/loss	(1.2)	—
Valuation allowance	(32.2)	(24.8)

	0.0%	0.0%

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities are comprised of the following as of May 31, 2015 and 2014:

	2015	2014
Deferred tax asset (liability) current:
Accrued expenses	$219,100	$159,300
Debt discount and amortization		—
Valuation allowance	(219,100)	(159,300)

	$—	$—

Deferred tax asset (liability) non-current:
Net operating loss	$16,857,600	$9,957,400
Debt discount	(902,700)	(663,700)
Expense on non-qualified stock options	3,073,500	2,893,300
Other	211,700	176,200

Valuation allowance	(19,240,100)	12,363,200

	$—	$—